Equity-Accounted Investees - Summary of Equity-Accounted Investees (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 29, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Disclosure of equity-accounted investees [line items]
Total investment in joint venture		$ 233.3	$ 172.0
cash and cash equivalents includes in cash and cash equivalents		886.8	515.0	$ 219.7		$ 393.8
Profit on disposal		(0.2)	1.2	$ (51.6)
Rusoro Mining Limited ("Rusoro")		233.3	172.0
Investment in associate		0.0	0.0
Property, plant and equipment		4,771.2	4,657.1
Asanko Gold Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	45.00%
Government of Ghana ownership retained	10.00%
cash and cash equivalents includes in cash and cash equivalents		$ 64.3	43.7
Shika Group Finance Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	50.00%
Adansi Gold Company Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	50.00%
FSE [member]
Disclosure of equity-accounted investees [line items]
Remaining percentage of ownership not yet exercised		20.00%
Unlisted shares at cost		$ 230.0	230.0
Equity contribution		95.2	93.6
Cumulative impairment		(85.6)	(147.9)
Share of accumulated losses brought forward		(93.6)	(92.2)
Share of loss after taxation		(1.6)	(1.4)
Total investment in joint venture		$ 144.4	$ 82.1
Interest on joint venture		40.00%	40.00%	40.00%
Asanko Gold [member]
Disclosure of equity-accounted investees [line items]
Share of accumulated losses brought forward		$ 3.0	$ (1.1)
Total investment in joint venture		88.9	$ 89.9
Property, plant and equipment		39.6
Asanko Gold [member] | Impairment Trigger During 2020 [member]
Disclosure of equity-accounted investees [line items]
Impairment loss recognised in Join venture		$ 49.5
Marverix Metals Incorporated [member]
Disclosure of equity-accounted investees [line items]
Common Shares					42,850,000
Common shares		4,125,000	4,125,000		10,000,000
Common shares issued				60,000,000
Common shares purchase warrants				10,000,000
Interest on listed entity		0.00%	0.00%
Profit on disposal			$ 14.6	$ 4.0	$ 48.0
Listed shares at cost		$ 0.0	42.1
Profit on dilution of Gold Fields' interest in Maverix		0.0	4.0
Transaction costs capitalised		0.0	0.3
Share of accumulated profits brought forward		0.0	1.2
Share of profit after taxation		0.0	0.4
Derecognition of associate		0.0	(48.0)
Investment in associate		$ 0.0	$ 0.0
Marverix Metals Incorporated [member] | Top of range [member]
Disclosure of equity-accounted investees [line items]
Interest on listed entity				28.00%
Marverix Metals Incorporated [member] | Bottom of range [member]
Disclosure of equity-accounted investees [line items]
Interest on listed entity				20.00%
Rusoro Mining Limited [member]
Disclosure of equity-accounted investees [line items]
Percentage of remaining shares		25.70%	25.70%
Rusoro Mining Limited ("Rusoro")		$ 0.0	$ 0.0